Business Combination - Recapitalization (Q3) (Details) - USD ($) $ in Thousands			9 Months Ended
	Jan. 12, 2021	Jan. 11, 2021	Sep. 30, 2021	Sep. 30, 2020
Recapitalization
Cash - South Mountain (net of redemptions and non-contingent expenses)	$ 240,670
Cash - PIPE investors	200,000
Cash electing shares of Legacy Billtrust shareholders	(90,061)
Fees to underwriters and other transaction costs	(20,200)
Net cash received from reverse recapitalization	330,409		$ 349,902	$ 0
Net assets acquired and other adjustments	255		$ 255	$ 0
Net contributions from reverse recapitalization	$ 330,664
Recapitalization, Number of Shares
Common stock, shares outstanding (shares)	145,266,000
Stock repurchased during period (shares)	(9,005,863)
Common stock of South Mountain (shares)	30,498,000
Shares issued from PIPE (shares)	20,000,000
Recapitalization shares (shares)	41,492,000
Legal Billtrust stockholders (shares)	103,774,000
South Mountain
Recapitalization, Number of Shares
Stock repurchased during period (shares)		(2,000)
Common Shareholders | South Mountain
Recapitalization, Number of Shares
Common stock, shares outstanding (shares)		25,000,000
Founder Shareholders | South Mountain
Recapitalization, Number of Shares
Common stock, shares outstanding (shares)		5,500,000